Prepayments for current assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of Prepayments for current assets [Abstract]
Prepayments for purchase of bandwidth	₨ 42,289		₨ 26,327
Prepayments related to insurance	3,636		7,602
Prepayments-others	469,965		503,915
Lease prepayments
Current prepayments	₨ 515,890	$ 7,018	₨ 537,844